SCHEDULE OF WARRANT ACTIVITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Warrants - Common Share Equivalents, Outstanding, Beginning balance	8,754,720	9,500,000
Warrants - Weighted Average Exercise price, Beginning balance	$ 0.04	$ 0.04
Warrants exercisable - Common Share Equivalents, Beginning balance	8,754,720	9,500,000
Warrants exercisable - Weighted Average Exercise price, Beginning balance	$ 0.04	$ 0.04
Warrants - common Share equivalents, Expired	3,754,720
Warrants exercisable - common share equivalents, expired	3,754,720
Warrants weighted average exercise price expired	$ 0.04
Warrants - Common Share Equivalents, Additions	19,652,722	3,754,720
Warrants - Common Share Equivalents, Outstanding, ending balance	23,472,222	8,754,720
Warrants - Weighted Average Exercise price, ending balance	$ 0.04	$ 0.04
Warrants exercisable - Common Share Equivalents, Ending balance	5,000,000	8,754,720
Warrants exercisable - Weighted Average Exercise price, Ending balance	$ 0.04	$ 0.04
Warrants exercisable - Common Share Equivalents, Additions		3,754,720
Warrants exercisable - Weighted Average Exercise price, Additions		$ 0.04
Warrants - Common Share Equivalents, Exercised		4,500,000
Warrants exercisable - Common Share Equivalents, Exercised		4,500,000